Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Residential Mortgages (Detail) - Retail [member] - Residential mortgages [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 402	$ 382
Provision for credit losses
Originations	16	13
Maturities	(7)	(5)
Changes in risk, parameters and exposures	(16)	25
Write-offs	(12)	(5)
Recoveries	4	1
Exchange rate and other	(20)	(2)
Balance at end of period	367	409
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	146	142
Provision for credit losses
Transfers to Stage 1	27	8
Transfers to Stage 2	(4)	(3)
Transfers to Stage 3	(1)	(1)
Originations	16	13
Maturities	(4)	(3)
Changes in risk, parameters and exposures	(45)	(18)
Exchange rate and other	(3)
Balance at end of period	132	138
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	77	64
Provision for credit losses
Transfers to Stage 1	(18)	(8)
Transfers to Stage 2	6	4
Transfers to Stage 3	(8)	(8)
Maturities	(3)	(2)
Changes in risk, parameters and exposures	29	30
Exchange rate and other	(3)	(1)
Balance at end of period	80	79
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	179	176
Provision for credit losses
Transfers to Stage 1	(9)
Transfers to Stage 2	(2)	(1)
Transfers to Stage 3	9	9
Changes in risk, parameters and exposures		13
Write-offs	(12)	(5)
Recoveries	4	1
Exchange rate and other	(14)	(1)
Balance at end of period	$ 155	$ 192